Subsequent events	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

Note 19    Subsequent events

Appointment of the new Chief Executive Officer

The Orange Board of Directors met on January 28 and appointed Christel Heydemann as the Chief Executive Officer of Orange as from April 4, 2022. As the Board noted a separation of the positions of Chairman and Chief Executive Officer, at the arrival of the new Chief Executive Officer, Stéphane Richard will continue to carry out the duties of non-executive Chairman until the arrival of a new Chairperson and until May 19, 2022, at the latest, the date of the Orange Shareholders' Meeting.